Organization and Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	May 29, 2024	Apr. 01, 2021
Organization and Summary of Significant Accounting Policies [Line Items]
Date of incorporation	Dec. 29, 2020
Net income (loss)	$ (2,220)	$ (3,223)
Cash used in operating activities	7,382	(9,082)
Government subsidies	4,474
Cash	10,145	7,648
Working capital	$ 8,140
Percentage of owned subsidiary	80.00%
Government subsidies related to income	$ 4,171	2,820
Subsidies related to assets	320	171
Government subsidies receivable	1,485	1,368
Accounts receivable	3,520	4,068
Reserve for uncollectible amount	$ 477	448
Amortization years	5 years
Goodwill impairment charges	$ 291
Advertising cost	$ 2,007	$ 2,231
Customer Concentration Risk [Member] | One Customer [Member] | Total Revenue [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Concentration percentage	15.50%	10.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Concentration percentage	21.10%
Princeston International (S) Pte. Ltd [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Owned investments percentage	51.00%
Liquidity [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Working capital	$ 3,674
Business Combination, Series of Individually Immaterial Business Combinations [Member] | Princeston International (S) Pte. Ltd [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Acquired interest				100.00%
Business Combination, Series of Individually Immaterial Business Combinations [Member] | CSG Industries Pte Ltd [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Acquired interest				80.00%
Business Combination, Series of Individually Immaterial Business Combinations [Member] | Primech AI Pte. Ltd[Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Acquired interest			51.00%
Other Intangible Assets [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Amortization years	3 years